Related Parties	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related Parties
6. Related Parties
a) The following is an analysis of the balances with related parties as of December 31, 2020 and 2021. All of the companies were considered affiliates of América Móvil since the Company’s principal shareholders are either direct or indirect shareholders in the related parties.

	2020		2021
Accounts receivable:
Sears Roebuck de México, S.A. de C.V. and Subsidiaries	Ps.	233,402	Ps.	339,366
Sanborns Hermanos, S.A.		160,116		192,599
Patrimonial Inbursa, S.A.		327,985		145,676
Grupo Condumex, S.A. de C.V. and Subsidiaries		10,038		122,555
Hubard y Bourlon, S.A. de C.V.		437,231		52,026
Claroshop.com, S.A.P.I de C.V.		100,075		40,906
Other		122,453		265,483

Total	Ps.	1,391,300	Ps.	1,158,611

	2020		2021
Accounts payable:
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries	Ps.	2,192,405	Ps.	1,273,085
Grupo Condumex, S.A. de C.V. and Subsidiaries		1,054,526		1,709,487
Fianzas Guardiana Inbursa, S.A. de C.V.		241,898		385,287
Claroshop.com, S.A.P.I de C.V.		4,300		247,081
Grupo Financiero Inbursa, S.A.B. de C.V.		234,954		102,314
Seguros Inbursa, S.A. de C.V.		92,173		113,089
Sociedad Financiera Inbursa, S.A. de C.V.		—		80,382
PC Industrial, S.A. de C.V. and Subsidiaries		44,198		4,761
Enesa, S.A. de C.V. and Subsidiaries		22,014		9,384
Other		113,448		292,012

Total	Ps.	3,999,916	Ps.	4,216,882

For the years ended December 31, 2019, 2020 and 2021, the Company has not recorded any impairment of receivables in connection with amounts owed by related parties.
b) For the years ended December 31, 2019, 2020 and 2021, the Company conducted the following transactions with related parties:

	2019		2020		2021
Investments and expenses:
Construction services, purchases of materials, inventories and property, plant and equipment (i)	Ps.	8,573,894	Ps.	7,130,769	Ps.	13,544,289
Insurance premiums, fees paid for administrative and operating services, brokerage services and others (ii)		4,590,620		4,375,113		4,336,133
Other services		1,277,404		1,101,528		1,617,102

	Ps.	14,441,918	Ps.	12,607,410	Ps.	19,497,524

Revenues:
Service revenues	Ps.	538,110	Ps.	608,248	Ps.	714,148
Sales of equipment (iii)		944,697		656,801		7,629,181

	Ps.	1,482,807	Ps.	1,265,049	Ps.	8,343,329

i)
In 2021, this amount includes Ps.

11,447,164 (Ps.

5,312,845 in 2020 and Ps.

6,809,244 in 2019) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).

ii)
In 2021, this amount includes Ps.

121,728 (Ps.

203,013 in 2020 and Ps.

956,132 in 2019) for network maintenance services performed by Grupo Carso subsidiaries; Ps.

50,730 in 2021 (Ps.

13,490 in 2020, and Ps.

16,161 in 2019) for software services provided by an associate; Ps.

3,814,995 in 2021 (Ps.

2,713,370 in 2020 and Ps.

2,623,795 in 2019) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers.

iii)	In November 2021, a subsidiary of Telmex sold certain tower assets to Telesites, S.A.B. de C.V.
iv)	The amounts related to payments for tower lease are reflected in Note 15.
c) The aggregate compensation paid to the Company’s, directors (including compensation paid to members of the Audit and Corporate Practices Committee), and senior management in 2021 was approximately Ps.5,800 and Ps.85,000, respectively. None of the Company’s directors is a party to any contract with the Company or any of its subsidiaries that provides for benefits upon termination of employment. The Company does not provide pension, retirement or similar benefits to its directors in their capacity as directors. The Company’s executive officers are eligible for retirement and severance benefits required by Mexican law on the same terms as all other employees.
d) Österreichische Bundes- und Industriebeteiligungen GmbH (ÖBIB) is considered a related party due to it is a significant non-controlling shareholder in Telekom Austria. Through Telekom Austria, América Móvil is related to the Republic of Austria and its subsidiaries, which are mainly ÖBB Group, ASFINAG Group and Post Group as well as Rundfunk und Telekom Reguliegungs-GmbH, all of which these are related parties. In 2019, 2020 and 2021, none of the individual transactions associated with government agencies or government-owned entities of Austria were considered significant to América Móvil.